February 3, 2006

Alan L. Talesnick
(303) 894-6378
atalesnick@pattonboggs.com

BY EDGAR AND OVERNIGHT COURIER

Ms. Pamela A. Long
Securities And Exchange Commission
100 F Street, NE
Mail Stop 7010
Washington, D.C. 20549

Re:	Lifeline Therapeutics, Inc. File No. 333-126288 Form SB-2 filed June 30, 2005 File No. 000-30489 Form 10-QSB for the quarters ended September 30, 2004, December 31, 2004, and March 31, 2005

Dear Ms. Long:

     On behalf of Lifeline Therapeutics, Inc. (the “Registrant”), this letter responds to the Staff’s comments in the Staff’s letter dated July 27, 2005 concerning the Registrant’s Registration Statement on Form SB-2 (the “Registration Statement”) filed with the Commission on June 30, 2005 and the reports on Form 10-QSB for the Registrant’s quarters ended September 30, 2004, December 31, 2004, and March 31, 2005 with information provided to us by the Registrant. The responses below are numbered to correspond with the comments in the Staff’s July 27, 2005 letter. Also provided with this letter is Amendment No. 1 to Form SB-2 (the “Amendment”), which is being filed with the Commission simultaneously with this letter. A blacklined copy showing the changes made to the Registration Statement is provided for your convenience.

Prospectus Cover Page

     Comment 1. Please revise the cover page to give your company’s name greater prominence than your product name to avoid confusion as to the issuer’s identity.

     Response to Comment 1. The Registrant’s name has been given greater prominence on the cover page and has been placed above the product name.

Ms. Pamela A. Long
February 3, 2006

Inside Front Cover Page, page ii

     Comment 2. Information may only be incorporated by reference into a prospectus as specifically provided for by Rule 411. Please revise your statement in the last paragraph accordingly.

     Response to Comment 2. The last paragraph on page ii has been revised accordingly.

Prospectus Summary, page 1

     Comment 3. Revise this section to include the company’s website, www.lifelinetherapeutics.com. In this regard, we note that you currently only make reference to the website for your product.

     Response to Comment 3. This section has been revised to reference the Registrant’s website, www.lifelinetherapeutics.com, rather than the product’s website, www.protandim.com. Please note that the Registrant’s email system uses “@Protandim.com” for all email addresses, so info@Protandim.com is the email address for individuals to contact for information on the Registrant.

     Comment 4. Briefly note that you are a development stage company and that your financial statements have expressed substantial doubt about your ability to continue as a going concern.

     Response to Comment 4. The Registrant believes that it is no longer a development stage company. The following new paragraph is included in Note 1 to the Registrant’s June 30, 2005 fiscal year end financial statements:

     “For the period from July 1, 2003 (inception) to June 30, 2005, LNC had been in the development stage. LNC’s activities since inception until February 2005 consisted primarily of organizing LNC, developing a business plan, formulation and testing of product and raising capital. In late February 2005, the Company began sales of its product Protandim® and commences principal planned operations. Accordingly, the Company is no longer in the development stage.”

     In addition, as of the Registrant’s June 30, 2005 fiscal year end financial statements, the Registrant’s independent accountants, Gordon, Hughes & Banks, LLP, have removed their going concern assumption from their Report of Independent Registered Public Accounting Firm dated August 31, 2005.

A Note About Forward-Looking Statements, page 3

     Comment 5. Please delete the reference to Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934. The Private Securities Litigation Reform Act safe harbor is not available for statements made by Lifeline Therapeutics because the safe harbor is not available for an initial public offering or to a company issuing penny stock. You should delete similar references to the safe harbor elsewhere in the registration statement and in future periodic reports, as well as the reference on your website.

Ms. Pamela A. Long
February 3, 2006

     Response to Comment 5. Based on the Registrant’s balance sheet as of June 30, 2005, the Registrant has net tangible assets equal to $5,399,282 (total assets of $11,843,312, minus intangible assets, net of $5,578,830, minus total current liabilities of $865,200). Because of this, the Registrant believes that it meets the requirements of Rule 3a51-1(g), promulgated under the Securities Exchange Act of 1934, and its shares of common stock are not penny stock.

Risk Factors, page 4

     Comment 6. Throughout this section, you state that you “cannot assure” or “there can be no assurance [of]” various facts. The real risk, however, is not your inability to assure the reader. Please revise so that the risk is clear.

     Response to Comment 6. The Registrant has reviewed the disclosure in the Risk Factors section and has revised the disclosure accordingly.

     Comment 7. Include a risk factor regarding the fact that the company does not manufacture Protandim and discuss the risks of outsourcing the manufacturing of your only product.

     Response to Comment 7. The Registrant believes that the prior risk factor “We have no manufacturing capabilities and we are dependent upon other companies to manufacture our product.” on page 6 of the Amendment addresses these issues. The Registrant has expanded the discussion of this risk factor to include the following sentence: “While we believe there are other manufacturers available to meet our requirements, a change could result in us having to obtain additional raw materials and testing a new manufacturer’s quality control standards.”

The Company has a lack of operating history …, page 4

     Comment 8. Please quantify and state your losses to date. Revise this risk factor to clarify for investors when you will need the additional funding. Indicate how long you will be able to fund operations with currently available funds.

     Response to Comment 8. The Registrant has revised this risk factor as follows:

     We havedid not generatedgenerate any significant revenues until the last four months of fiscal 2005. For the fiscal years ended June 30, 2004 and 2005 we generated revenues of $0 and $2,353,795, respectively. Although Lifeline Nutraceuticals incorporated in July 2003, and even though we have expended in excess of $2,300,0004,400,000 on research and development activities and overhead expenses since July 2003, we do not have any significant operating history. We commenced sales of our only product Protandim ® in February 2005, and for the fiscal year ended June 30, 2005 we incurred a net loss of $5,822,397. For the first quarter ended September 30, 2005, we generated revenues of $2,964,591 and recorded a net income of $80,315. We believe that the circumstances exist that will provide sufficient working capital to meet our cash requirements through June 30, 2006.

Ms. Pamela A. Long
February 3, 2006

Future laws or regulations may hinder …, page 6

     Comment 9. Please explain the term DSHEA and briefly describe how you would be adversely impacted if this law were modified or repealed.

     Response to Comment 9. This risk factor is intended to indicate that the Registrant may be subject to additional laws or regulations in the future, or laws or regulations considered favorable may be modified or repealed. The risk factor lists possible effects or future requirements if new laws or regulations were enacted, or current laws or regulations were modified or repealed. The Dietary Supplement Health and Education Act (DSHEA) was used as only an example of a current law or regulation that could be modified or repealed. In order not to place an undue emphasis on the DSHEA, compared to other current laws or regulations, the Registrant has decided to remove the reference to the DSHEA in this risk factor. The definition of the term “DSHEA” has been added to the “Governmental Regulations and Approvals” section on page 24 of the Amendment.

We are dependent on our key personnel …, page 7

     Comment 10. We note your statement that the company depends on the future performance of members of your management team, including William Driscoll. We also note that Mr. Driscoll has resigned from the company recently. Please update your disclosures here and elsewhere in the prospectus accordingly, and revise the risk factor to discuss how Mr. Driscoll’s resignation will affect the company and its operations.

     Response to Comment 10. Upon the departure of Mr. Driscoll the Registrant re-evaluated this risk factor to determine whether the Registrant depends on the future performance of members of its management team. The Registrant determined that this is no longer an applicable risk factor and has deleted this risk factor from the Amendment.

We intend to donate 10% of our pre-tax earnings …, page 7

     Comment 11. You state that you will make contributions to charities in the form of cash or inventory of your product; however, we note a statement on your website that you intend to contribute stock to charity. In addition, it appears in the selling shareholder table that shares of stock have already been donated to the Lifeline Orphan Foundation. Please revise this risk factor to state, if true, that you intend to make future contributions of stock to charity. Include a discussion of how future contributions of stock to charity may dilute shareholders’ ownership of the company’s common stock.

Ms. Pamela A. Long
February 3, 2006

     Response to Comment 11. The Registrant’s board of directors has reviewed the policy of the Registrant to make contributions to charities. While the board of directors believes it is important to contribute to charities, it decided that at this time it is not in the Registrant’s best interests to commit to donate a specific amount of pre-tax earnings and has repealed this policy. The Registrant has deleted this risk factor from the Amendment.

Sales of a substantial number of shares …, page 8

     Comment 12. Revise to clarify whether the shares you refer to as restricted shares held by existing stockholders are the same as the shares being registered for resale in this registration statement or in addition to the shares being registered for resale.

     Response to Comment 12. The Registrant has revised this risk factor in the Amendment as follows:

     Sales of a substantial number of shares of our common stock into the public market by the selling stockholders may result in significant downward pressure on the price of our common stock and could affect the ability of our stockholders to realize the current trading price of our common stock.

     At the time of effectiveness of the registration statement, the number of shares of our Common Stock eligible to be immediately sold in the market will increase approximately from 989,836 to 13,313,703. If the selling security holders sell significant amounts of our stock, our stock price could drop. Even a perception by the market that selling security holders will sell in large amounts after the registration statement is effective could place significant downward pressure on our stock price.

In addition to the 13,313,703 shares described above, as of May 31November 30, 2005, approximately 14,850,00014,800,000 shares of Common Stock held by existing stockholders constitute “restricted shares” as defined in Rule 144 under the Securities Act. The restricted shares may only be sold if they are registered under the Securities Act, or sold under Rule 144, or another exemption from registration under the Securities Act. All but 50,000 of these shares will be sold if they are registered under the Securities Act, or sold under Rule 144, or another exemption from registration under the Securities Act. All of these shares are eligible for trading under Rule 144 on and after November 1, 2005 (after having met a one year holding period),144, except that pursuant to Rule 144, a stockholder owning more than one percent of the total outstanding shares cannot sell, during any 90-day period, restricted securities constituting more than one percent of the Company’s total outstanding shares.

Ms. Pamela A. Long
February 3, 2006

Selling Security Holders, page 9

     Comment 13. Please revise your disclosures to identify the person or persons who have voting or investment control over the company’s securities that each non-public entity owns. See Interpretation 4S. of Regulation S-K Item 507 in the March 1999 supplement of the manual of publicly available CF telephone interpretations.

     Response to Comment 13. The Registrant has revised the selling stockholder table accordingly.

Plan of Distribution, page 17

     Comment 14. Revise to state that to the extent the Keating Securities executes any transactions for the selling security holders, Keating Securities will be an underwriter.

     Response to Comment 14. The Registrant has included the following sentence in the Plan of Distribution section of the Amendment: “To the extent that Keating Securities executes any transactions on behalf of any selling security holder, it may be deemed to be an underwriter.”

     Comment 15. Your disclosure suggests that selling security holders may engage broker-dealers or agents in effecting sales. However you also say that Keating will execute any transactions for sales of securities offered on behalf of any selling stockholders. Please reconcile. If you or the selling security holders have some arrangement with Keating at this time, please discuss this in the filing.

     Response to Comment 15. The Registrant has no knowledge of any current arrangement between any selling security holders and Keating Securities. The Registrant has revised this disclosure in the Amendment as follows: “Keating Securities (or its affiliates) willmay execute any transactions for the sale of the securities offered by the Prospectus on behalf of any selling security holder, however the Company is not aware of any current arrangement between Keating Securities and any selling security holder.”

     Comment 16. We note that the statement that a prospectus supplement will be filed to name any underwriter that will be used. If the shares are to be offered through an underwriter, the underwriter should be named prior to effectiveness. To the extent that the name of an underwriter is not known prior to effectiveness, a post-effective amendment should be filed to name the underwriter and update the plan of distribution.

     Response to Comment 16. The Registrant has revised this disclosure in the Amendment as follows:

     “At the time a selling security holder makes a particular offer of shares we will, if required, file a post-effective amendment to the registration statement covering those shares and/or distribute a Prospectus supplement that will set forth:

Ms. Pamela A. Long
February 3, 2006

o	the number of shares that the selling security holder is offering;

o	the terms of the offering, including the name of any underwriter, dealer or agent;

o	the purchase price paid by any underwriter;

o	any discount, commission and other underwriter compensation;

o	any discount, commission or concession allowed or reallowed or paid to any dealer; and

o	the proposed selling price to the public.”

Business, page 18

     Comment 17. We note your discussion of a contract manufacturing agreement with The Chemins Company on page 20. It appears that this is a material contract and should therefore be filed as an exhibit to the registration statement. Please file this contract with your next amendment or tell us why you believe it is not material.

     Response to Comment 17. The Registrant does not believe that its contract manufacturing agreement with The Chemins Company is a material contract. The Registrant has reviewed this agreement and has determined that there are other contract manufactures available that would be able to meet the Registrant’s requirements if it needed to change contract manufacturers and because of this the Registrant’s business is not substantially dependent on this agreement.

     Comment 18. You disclose that Chemins delivers product to you based on your purchase orders and additional payments. Please disclose the material terms of your contract, such as the length of the contract, nature of any purchase commitments, and any non-refundable deposits. The disclosure should clearly state how much additional cash must be paid to the supplier in order for you to receive the million bottles of product. State also whether you must complete your order by a certain date or risk losing your $1.2 million deposit.

     Response to Comment 18. The Registrant has revised this disclosure in the Amendment as follows:

     We have retained The Chemins Company of Colorado Springs, Colorado (“Chemins”) to produce Protandim ™® under a contract manufacturing agreement dated January 17, 2005. This agreement with Chemins has a continuous term, but may be terminated by either party upon 90 days written notice. There are three stages to this contract and, through May 31, 2005, we have paid Chemins approximately $1,200,000:

Ms. Pamela A. Long
February 3, 2006

o	In the first stage, Chemins ordered and received the raw materials required for one million bottles of Protandim™®.

o	In the second stage, we paid Chemins to acquire bottling and packaging materials and to commence manufacturing 500,000 bottles. of Protandim®.

o

  Presently Chemins is delivering product to us based on our purchase orders and additional payments. Through May 31,June 30, 2005, Chemins had delivered 102,000108,000 bottles of Protandim® to our fulfillment center.

Through June 30, 2005 we have paid Chemins approximately $1,200,000 for the above delivered bottles, which includes the deposit for the purchase of raw and packaging materials for a total of one million bottles of Protandim®.

     Comment 19. On page 20, you state that animal studies have been conducted using Protandim and that scientists at the University of Colorado Health Sciences Center have agreed to perform pre-clinical and human trials of Protandim on your behalf. Please discuss the purpose of undertaking these studies. Please clarify whether the testing you describe is required by, or will be reported to the FDA.

     Response to Comment 19. All studies by the University of Colorado Health Sciences Center have been completed, and the disclosure in the Amendment has been revised to reflect this. The purposes of each of the two studies are stated in the Conclusion sections in each of the two studies descriptions on page 21 of the Amendment, namely (i) to see whether Protandim can significantly reduce oxidative stress in young healthy animals, and (ii) to see whether Protandim can reduce oxidative stress in healthy humans as they age. The Registrant has revised the disclosure in the Governmental Approval and Regulations section of the Amendment, on page 24, to indicate that the Registrant is not currently required to obtain FDA approval to sell Protandim.

     Comment 20. Please clarify the current status of the testing that University of Colorado Health Sciences Center is conducting. You state that they have agreed to perform pre-clinical and human trials, but also that they are currently in the second phase of human testing. Please clarify the nature and stage of the testing that has been and is currently being conducted, and describe the outcome of such testing.

     Response to Comment 20. All testing by the University of Colorado Health Sciences Center has been completed, and the disclosure in the Amendment has been revised to state that it has been completed. The outcome of the completed testing is described under “Results of the Pre-Clinical Test in Mice with Protandim-RD” and “Results of a Human Study with Protandim®” on page 21 of the Amendment.

     Comment 21. Revise to clarify, if true, that you are not seeking regulatory approval of Protandim from the FDA.

Ms. Pamela A. Long
February 3, 2006

     Response to Comment 21. The Registrant has revised the first paragraph in the Governmental Approval and Regulation section as follows:

     “The formulation, manufacturing, packaging, labeling, advertising, distribution, and sale of Protandim™® are subject to regulation by federal agencies, including the FDA, the FTC, and also by various federal, state and local agencies. In particular, although the Company is not currently required to obtain FDA approval to sell Protandim®, the FDA, pursuant to the FFDCA, which includes the Dietary Supplement Health and Education Act (DSHEA), primarily regulates the formulation, manufacturing, packaging, and labeling of the product, while the FTC primarily regulates the advertising and marketing of the product.”

     Comment 22. Describe the material terms of your agreement with the University of Colorado Health Sciences Center to conduct testing of Protandim. File any such agreement as an exhibit to the registration statement.

     Response to Comment 22. All of the testing by the University of Colorado Health Sciences Center has been completed, and the agreement with the University of Colorado Health Sciences Center has terminated by its terms. As such, the Registrant does not believe that there are any remaining material terms to be disclosed in the Amendment.

Intellectual Property, Patents, and Royalty Agreements, page 23

     Comment 23. Please state when you anticipate a decision on the grant or denial of your patent and trademark applications.

     Response to Comment 23. The Registrant has revised the disclosure in the Intellectual Property, Patents, and Royalty Agreements section accordingly.

Government Approval and Regulations, page 24

     Comment 24. We note your discussion of dietary supplements and that any supplement containing a new dietary ingredient must notify the FDA before marketing the supplement. Please state whether Protandim contains a new dietary ingredient and if it does, whether you notified the FDA and provided it with any required information.

     Response to Comment 24. The Registrant has revised the disclosure in this section to indicate that Protandim does not contain a new dietary ingredient.

Employees, page 26

     Comment 25. State the number of employees that you currently employ and how many are full-time employees.

     Response to Comment 25. The disclosure in the Amendment has been revised accordingly.

Ms. Pamela A. Long
February 3, 2006

Property, page 26

     Comment 26. The description of property should include a discussion of any space where you conduct your business, including any office facilities.

     Response to Comment 26. The disclosure in the Amendment has been revised to include the Registrant’s office facilities and warehouse facilities.

Risk of Environmental Liabilities, page 26

     Comment 27. We note from your disclosure that there remains a risk that there may be environmental liabilities associated with your former property interests in Montana for which you may be liable. Revise your disclosure to include the required disclosures set forth in Question 2 and 3 to SAB Topic 5Y or disclose that the likelihood of a material unfavorable outcome is remote.

     Response to Comment 27. The Registrant has revised the disclosure in the Amendment as follows:

     Risk of Environmental Liabilities. Lifeline Therapeutics owned mining properties in the Yaak River mining district of Montana from approximately 1993 until 1999. Lifeline Therapeutics maintained these mining properties pursuant to Montana law, but never conducted any mining operations or ore processing at these mining properties. Prior to completing the Reorganization, Lifeline Nutraceuticals’ management and consultants reviewed the records of Lifeline Therapeutics’ prior ownership and certain publicly available records relating to the properties. Based on that review, management does not believe that the former ownership of these mining properties by Lifeline Therapeutics created any likely environmental liability for Lifeline Therapeutics under existing federal and state laws.

However, we understand that the State of Montana Department of Environmental Quality (“DEQ”) is aware of the former Montana properties as having residues from past mining, but we also believe that the DEQ does not consider these remote properties as a high priority. Since DEQ funding is limited, the DEQ is able to address only a few high priority properties. It is likely to be many years, if ever, before the DEQ would review these properties. Also, it is more likely any mining residues would be addressed under a separate DEQ program funded by the federal Surface Mining Control and Reclamation Act, which simply resolves any residual environmental problems at mine sites and does not pursue owners or former owners, as might be the case under the Montana state cleanup laws. Since we have not performed on-site environmental studies to evaluate any environmental circumstances of these former properties, there remains a risk that there may be material environmental liabilities associated with our former property interests in Montana for which we may be liable, however we cannot provide a reasonable estimate of such risk.

Ms. Pamela A. Long
February 3, 2006

Management’s Discussion and Analysis, page 26

Plan of Operation, page 28

     Comment 28. We note the bulleted list of items that you intend to accomplish, including obtaining necessary governmental licenses and initiating public relations and marketing plans. We also note that you have already sold Protandim and have purchased advertisements on the internet. Please update this section accordingly. If any licenses to distribute Protandim are necessary or were obtained, please so state.

     Response to Comment 28. The Registrant has revised its disclosure in the Management’s Discussion and Analysis section of the Amendment to reflect the updated financial statements included in the Amendment. Because the Registrant has had revenues from operations in the last fiscal year and in the interim period in the current fiscal year for which financial statements are furnished in the Amendment, the Registrant has removed from the Amendment the disclosure responsive to Item 303(a) of Regulation S-B.

     Comment 29. Based upon available information, it appears that you have an agreement with GNC to carry your product in its stores. Include a discussion of this agreement in the prospectus and file it as an exhibit to the registration statement, or tell us why you believe it is not a material contract.

     Response to Comment 29. It is the Registrant’s belief that its agreement with GNC is not a material contract because there has not been a significant number of sales of the Registrant’s product under this agreement. The Registrant has included the following disclosure in the Business section of the Amendment to disclose the fact that the Registrant has begun selling in retail stores: “Subsequent to June 30, 2005, we have also begun selling Protandim® in retail stores. As of September 30, 2005 there has been no material change in the financial results of the Company attributable to this method of distribution.” The Registrant will continue to reevaluate the significance of its agreement with GNC to determine whether such agreement becomes a “material contract” of the Registrant, as defined in Item 601 of Regulation S-B.

     Comment 30. Discuss the availability of any raw materials necessary for the production of Protandim.

     Response to Comment 30. The Registrant has added the following risk factor in the Amendment:

Ms. Pamela A. Long
February 3, 2006

Our manufacturing is dependent on our ability to continue to obtain sufficient raw materials.

     Our only product, Protandim®¸ contains five raw materials, one of which is in limited availability. While we believe that we have a sufficient amount of this raw material in order to meet our current manufacturing needs, if we are unable to obtain additional amounts of this raw material we may not be able to manufacture Protandim® as it is currently formulated.

     Comment 31. We note that you have considered creating a pharmaceutical division to continue further testing of Protandim, develop a drug discovery and development program, and proceed through the FDA approval process. Please disclose whether you have considered a timetable for the creation of a pharmaceutical division and how you would fund that division.

     Response to Comment 31. No timetable for the creation of a pharmaceutical division, or funding alternatives for such a division has been considered. Because this disclosure was responsive to Item 303(a) of Regulation S-B, this disclosure has been removed in the Amendment.

Critical Accounting Policies, page 30

Revenue Recognition, page 30

     Comment 32. We note that you offer a 30-day money back guarantee, for which you record estimates of returns based upon historic and industry data. You disclose that you commenced sales on February 2005, which does not appear would provide you with sufficient relevant historical experience on which to estimate your returns. Other indicators that would suggest that future returns cannot be reasonably predicted include the absence of a large volume of relatively homogeneous transactions and the newness of your product. Refer to SAB Topic 13-3b, Interpretative Response (b) to Question 1 for guidance. Please tell us why you believe, based on the guidance, that it is appropriate for you to record sales when the product is shipped to the customer and not when the guarantee period has lapsed.

     Response to Comment 32. The Registrant has included the following two disclosure items in the Critical Accounting Policies section on page 31 of the Amendment:

Allowances for Product Returns.  Allowances for product returns are recorded at the time product is shipped. These accruals are based upon the historical return rate since the inception of our selling activities, and the specific historical return patterns of the product. Our return rate since the inception of selling activities is approximately 2% of sales.

We offer a 30-day, money back unconditional guarantee to all customers. As of June 30, 2005, substantially all orders shipped were subject to the money back guarantee, and through July 31, 2005, approximately $48,000 was returned by customers. Returned product damaged during shipment is replaced wholly at our cost, which historically has been negligible.

Ms. Pamela A. Long
February 3, 2006

We monitor our return estimate on an ongoing basis and may revise the allowances to reflect our experience. We established our allowance for product returns of $48,000 on June 30, 2005. We have no relevant historical data on product returns before June 30, 2005, as we did not have sales activity prior to the second half of fiscal 2005.  To date, product expiration dates have not played any role in product returns, and we do not expect they will in the future because it is unlikely that we will ship product with an expiration date earlier than the latest allowable product return date.

Revenue Recognition. The Company ships substantially all of its product by United Parcel Service (UPS) and receives substantially all payments in the form of credit cards.  The Company’s return policy is to provide a 30-day money back guarantee on orders placed by customers.  After 30 days the Company does not refund customers for returned product.  The Company has experienced monthly returns approximating 2% of sales.  Sales revenue and estimated returns are recorded when the merchandise is shipped since performance by the Company is considered met when product is in the hands of UPS.

     Comment 33. Please tell us and provided disclosure in your filing regarding the total number of bottles sold and bottles subsequently returned, including the dollar value of the returns.

     Response to Comment 33. Please see the revised language to Amendment provided in the Response to Comment 32 above.

Security Ownership of Certain Beneficial Owners and Management, page 30

     Comment 34. Information in this table for Messrs. Leigh and Streets is inconsistent with the information in the selling security holder table. We also note that the beneficial ownership table is as of May 31, 2005 while the selling security holder table is as of June 17. Please update both tables to the most recent practicable date and reconcile any inconsistencies.

     Response to Comment 34. The selling security holder table and the beneficial ownership table in the Amendment have both been updated to November 30, 2005.

     Comment 35. Please explain how the selling shareholders acquired the shares being registered for resale that are other than shares underlying bridge warrants, placement agent warrants and unit warrants. It does not appear that all 6,322,001 shares that are currently outstanding and registered for resale can be accounted for by the private placement you conducted in March through May 2005.

Ms. Pamela A. Long
February 3, 2006

     Response to Comment 35. The second paragraph under Selling Security Holders has been revised as follows:

The selling security holders may from time to time offer and sell pursuant to this prospectus up to an aggregate of 6,322,001 shares of our Common Stock now owned by them, 1,592,569 shares of Common Stock issuable to them upon the exercise, at $2,002.00 per share, of the Bridge Warrants, 409,281 shares of Common Stock issuable to them upon the exercise, at $2.00 per share, of the Placement Agent Warrants, and 4,000,016 shares of Common Stock issuable to them upon the exercise, at $2.50 per share, of the Unit Warrants. Of the 6,322,001 shares of our Common Stock currently held by the selling security holders, (i) one selling security holder acquired 1,000,000 shares of Common Stock in connection with the Reorganization, (ii) one selling security holder acquired 500,000 shares of Common Stock as grants of Common Stock, (iii) eight selling security holders acquired 245,734 shares of Common Stock pursuant to Assignments and Stock Powers with Mr. Driscoll, the Company’s former President, CEO, and director, and (iv) the remaining selling security holders acquired 4,578,267 shares of Common Stock pursuant to the private placements discussed herein. The selling security holders may, from time to time, offer and sell any or all of the shares that are registered under this prospectus, although they are not obligated to do so.

     Comment 36. Please include all shares owned of record by Lifeline Orphan Foundation in the total number of shares shown in the table to be beneficially owned by Mr. Myhill. Then disclose in a footnote the number of shares that the Foundation owns and over which Mr. Myhill has voting or dispositive power. This table should reflect beneficial ownership within the meaning of Rule 13d-3. We understand that Mr. Myhill is a trustee of the Foundation, and according to information on your website, its executive director as well. Similarly, please revise the selling security holder table to include a footnote that discusses the beneficial ownership of the shares held of record by the Foundation.

     Response to Comment 36. A footnote to the selling security holder table has been included to indicate that “Paul Myhill, trustee, has voting and investment control over the [shares held by Lifeline Orphan Foundation]. Mr. Myhill is an employee of Lifeline Therapeutics.” The Security Ownership of Certain Beneficial Owners and Management Table has been updated to include in Mr. Myhill’s total beneficial ownership the 500,000 shares of the Registrant’s common stock held by Lifeline Orphan Foundation.

Description of Securities, page 37

     Comment 37. It appears that the form of warrant agreements include an adjustment mechanism to be used to adjust the number of shares issuable upon a change in the exercise price when the warrant is exercised in order to protect against dilution. Given that it appears you intend to rely upon Rule 416 to register an indeterminable number of common shares to be issued as a result of this provision, please provide a description of this adjustment mechanism.

Ms. Pamela A. Long
February 3, 2006

     Response to Comment 37. The following language has been included in the description of the bridge warrant, and similar language has also been included in the descriptions of the other warrants:

The Bridge Warrants contain adjustment provisions upon the occurrence of stock splits, stock dividends, reclassifications of the Common Stock, recapitalizations, mergers, consolidation, or like capital adjustment affecting the Common Stock of the Company. In addition, the Bridge Warrants contain adjustment provisions if the Company spins off a part of its business or disposes its assets in a transaction in which the Company does not receive compensation, but causes securities of another entity to be issued to security holders of the Company.

Market for Common Equity and Related Stockholder Matters, page 38

     Comment 38. It appears that you have a limited and sporadic trading market for your shares. As such, you should include all of the information required by Item 201(a)(2) of Regulation S-B.

     Response to Comment 38. The disclosure under the Market for Common Equity and Related Stockholder Matters section has been revised to include all of the information required by Item 201(a)(2) of Regulation S-B.

Additional Information, page 40

     Comment 39. Qualification of information within the prospectus by reference to information outside the prospectus is only appropriate where a summary or outline of a document is required or where provided in the appropriate form. See Rule 411(a) of Regulation C. Please revise this section accordingly.

     Response to Comment 39.The disclosure under the section entitled Additional Information has been revised accordingly.

Financial Statements, page F-8

     Comment 40. We note the company has an obligation to register the common stock issued in the private placement and the common shares underlying the warrants issued to the bridge note holders; however, there does not appear to be a discussion of this obligation in the prospectus. Please revise the section entitled “Market for Common Equity and Related Stockholder Matters” accordingly and file any corresponding agreement as an exhibit. See Item 201 of Regulation S-B.

Ms. Pamela A. Long
February 3, 2006

     Response to Comment 40. The disclosure under the section entitled “Market for Common Equity and Related Stockholder Matters” has been revised accordingly. The agreements with Keating Securities has been filed as Exhibit 10.05 to the Amendment.

Statement of Cash Flows, page F-4

     Comment 41. We note you include payment of a noncompete agreement as a financing activity. Please tell us how you made this determination and the authoritative literature supporting your accounting.

     Response to Comment 41. The inclusion of the noncompete agreement of a financing activity was made in the Statement of Cash Flows for the period ended March 31, 2005. This inclusion was in error and has been revised (See Amendment No. 1 to Form 10-QSB for the period ended March 31, 2005, filed with the Securities and Exchange Commission on January 30, 2006).

Item 25. Other Expenses of Issuance and Distribution, page II-2

     Comment 42. It appears that the NASD filing fee you reference has not been included in the table of fees provided. Please advise or revise.

     Response to Comment 42. The reference to the NASD filing fee was in error and has been removed from the disclosure under the section entitled “Other Expenses of Issuance and Distribution.”

Item 26. Recent Sales of Unregistered Securities, page II-2

     Comment 43. Please file the agreement that you entered into with the placement agent as an exhibit to the registration statement.

     Response to Comment 43. Exhibits 10.05 and 10.06 are the agreements entered into with Keating Securities and The Scott Group.

Item 27. Exhibits, page II-4

     Comment 44. Please file Exhibit 5.1 with your next amendment or as soon as possible. Please understand that we will need time to review this exhibit prior to the registration statement becoming effective.

     Response to Comment 44. Exhibit 5.1 is filed with the Amendment.

Ms. Pamela A. Long
February 3, 2006

Form 10-QSB For the quarters ended September 30, 2004, December 31, 2004 and March 31, 2005

Item 2. Management’s Discussion and Analysis

     Comment 45. In this section, we note that you refer to the closing price of your stock, “per NASDAQ”; however, it appears that your stock is not and has not been listed on the NASDAQ. Please advise, and if necessary, revise to delete such references in future filings.

     Response to Comment 45. The Registrant acknowledges this comment and will revise disclosure in future filings to delete “per NASDAQ” when referring to the closing price of the Registrant’s stock.

Item 3. Controls and Procedures

     Comment 46. In future filings, revise this section to state that management has evaluated the effectiveness of the disclosure controls and procedures as of the end of the period covered by the report. See Item 307 of Regulation S-B. Revise your certifications accordingly.

     Response to Comment 46. The Registrant acknowledges this comment and in future filings will revise the disclosure under this section, and the certifications, accordingly.

     Comment 47. We note the statement that there has been “no significant changes in the Company’s internal controls … subsequent to the date the Company carried out its evaluation.” In future filings, revise to state, if true, that no change occurred during the last fiscal quarter that materially affected, or is reasonably likely to materially affect, the company’s internal controls. See Item 308(c) of Regulation S-B.

     Response to Comment 47. The Registrant acknowledges this comments and in future filings will revise the disclosure under this section accordingly.

     If you or any member of the Staff has comments or questions, please contact

Very truly yours, PATTON BOGGS LLP By: /s/ Alan L. Talesnick Alan L. Talesnick